Income Taxes - Schedule of Statutory and Effective Tax Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Statutory and Effective Tax Expenses [Abstract]
Income before income taxes (in Dollars)	$ (6,962,203)	$ 3,157,960	$ 2,927,447
Cayman Islands statutory income tax rate	0.00%	0.00%	0.00%
Income taxes computed at Cayman Islands statutory income tax rate (in Dollars)
PRC statutory income tax rate	25.00%	25.00%	25.00%
Tax effect on additional deductible expense	17.50%	(16.60%)	(11.80%)
Tax effect on non-deductible expense	(21.80%)	1.10%	0.70%
Tax effect on preferential tax rates	(1.90%)	(10.30%)	(10.20%)
(Benefit from) provision for income taxes	$ (1,311,824)	$ (24,605)	$ 109,622
Income tax computed at statutory income tax rate (in Dollars)	(1,740,551)	789,490	731,862
Tax effect on additional deductible expense (in Dollars)	(1,219,173)	(521,082)	(345,014)
Tax effect on non-deductible expense (in Dollars)	1,514,504	33,721	20,496
Tax effect on preferential tax rates (in Dollars)	$ 133,396	$ (326,734)	$ (297,722)
Effective income tax rate	18.80%	(0.80%)	3.70%